Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
	Apr. 08, 2024	Nov. 07, 2023	Sep. 06, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Shareholders' Equity [Line Items]
Par value (in Dollars per share)				$ 0.0001		$ 0.0001
Gross proceeds			$ 8,000,000
Net proceeds					$ 7,065
Underwriting discounts					720,000
Offering expenses					967,000
Underwriting discounts and commissions and total offering expenses			1,687,000
Recognized in additional paid-in capital			$ 6,313,000
Shares to employees (in Shares)	480,000	1,500,000
Shares valued	$ 3,312,000
Outstanding restricted shares (in Shares)				480,000		1,500,000
Share based compensation				$ 3,312
Share-Based Payments [Member]
Shareholders' Equity [Line Items]
Shares to employees (in Shares)	480,000	1,500,000
Shares valued		$ 3,810,000
Share based compensation						$ 3,810,000
IPO [Member]
Shareholders' Equity [Line Items]
Shares issued (in Shares)			2,000,000
Par value (in Dollars per share)			$ 0.0001
Offering price (in Dollars per share)			$ 4
Gross proceeds			$ 8,000,000
Net proceeds			$ 7,065,000